Portfolio of Investments
Columbia Select Global Growth Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
China 12.7%
Alibaba Group Holding Ltd., ADR(a)	13,270	2,752,065
New Oriental Education & Technology Group, Inc., ADR(a)	14,697	1,763,052
Tencent Holdings Ltd.	37,500	2,030,845
Wuxi Biologics Cayman, Inc.(a)	134,500	2,123,992
Total		8,669,954
Denmark 2.0%
Novo Nordisk A/S, Class B	21,003	1,375,795
Germany 1.4%
Infineon Technologies AG	43,626	919,538
India 1.8%
HDFC Bank Ltd., ADR	29,680	1,241,514
Japan 3.6%
Keyence Corp.	6,000	2,471,395
Russian Federation 1.4%
Yandex NV, Class A(a)	24,245	975,376
Sweden 2.3%
Evolution Gaming Group AB(a)	26,187	1,539,577
Switzerland 4.3%
Lonza Group AG, Registered Shares	5,920	2,923,419
United Kingdom 4.9%
Ashtead Group PLC	61,685	1,842,054
AstraZeneca PLC	13,650	1,470,101
Total		3,312,155
United States 63.7%
Activision Blizzard, Inc.	20,273	1,459,251
Adobe, Inc.(a)	6,686	2,584,808
Alexion Pharmaceuticals, Inc.(a)	9,347	1,120,705
Align Technology, Inc.(a)	4,092	1,005,077
Common Stocks (continued)
Issuer	Shares	Value ($)
Amazon.com, Inc.(a)	1,347	3,289,872
Bio-Rad Laboratories, Inc., Class A(a)	4,652	2,285,621
Booking Holdings, Inc.(a)	1,272	2,085,342
Bristol-Myers Squibb Co.	14,689	877,227
Edwards Lifesciences Corp.(a)	4,524	1,016,633
Exact Sciences Corp.(a)	14,478	1,243,371
Facebook, Inc., Class A(a)	12,179	2,741,371
Illumina, Inc.(a)	3,774	1,370,151
Lyft, Inc., Class A(a)	38,875	1,215,232
MSCI, Inc.	4,658	1,531,783
Nike, Inc., Class B	21,408	2,110,401
NVIDIA Corp.	8,286	2,941,696
PayPal Holdings, Inc.(a)	14,394	2,231,214
Salesforce.com, Inc.(a)	13,720	2,398,119
Sarepta Therapeutics, Inc.(a)	8,176	1,244,959
ServiceNow, Inc.(a)	7,039	2,730,639
Splunk, Inc.(a)	12,663	2,353,292
Square, Inc., Class A(a)	15,837	1,284,064
Visa, Inc., Class A	11,384	2,222,612
Total		43,343,440
Total Common Stocks (Cost $38,276,354)		66,772,163

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	1,304,248	1,304,378
Total Money Market Funds (Cost $1,304,187)		1,304,378
Total Investments in Securities (Cost $39,580,541)		68,076,541
Other Assets & Liabilities, Net		32,797
Net Assets		$68,109,338
Columbia Select Global Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, May 31, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
359,000 CHF	368,806 USD	Morgan Stanley	07/02/2020	—	(4,775)
2,122,000 DKK	307,621 USD	Morgan Stanley	07/02/2020	—	(8,578)
429,595 USD	669,000 AUD	Morgan Stanley	07/02/2020	16,340	—
677,125 USD	956,000 CAD	Morgan Stanley	07/02/2020	17,228	—
2,171,548 USD	2,004,000 EUR	Morgan Stanley	07/02/2020	54,355	—
431,243 USD	45,678,000 JPY	Morgan Stanley	07/02/2020	—	(7,504)
859,762 USD	1,056,930,000 KRW	Morgan Stanley	07/02/2020	—	(2,387)
430,948 USD	612,000 SGD	Morgan Stanley	07/02/2020	2,272	—
430,555 USD	12,766,000 TWD	Morgan Stanley	07/02/2020	—	(3,955)
Total				90,195	(27,199)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	469,373	2,721,997	(1,887,183)	191	1,304,378	241	1,186	1,304,248
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Merger
In February 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to reorganize Columbia Select Global Growth Fund with and into Columbia Select Global Equity Fund. Pursuant to applicable law (including the 1940 Act) the reorganization may be implemented without shareholder approval. The reorganization is expected to occur in the third quarter of 2020 and are expected to be a tax-free reorganization for U.S. federal income tax purposes.
2	Columbia Select Global Growth Fund | Quarterly Report 2020